Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Property and equipment, gross	$ 465,113	$ 447,377	$ 390,902
Accumulated depreciation and amortization	(236,324)	(202,505)	(137,718)
Property and equipment, net	228,789	244,872	253,184
Clinical and Medical Equipment [Member]
Property and equipment, gross	357,795	357,795	357,795
Computer Equipment [Member]
Property and equipment, gross	50,476	42,782	28,727
Furniture and Fixtures [Member]
Property and equipment, gross	51,506	41,464	1,889
Leasehold Improvements [Member]
Property and equipment, gross	$ 5,336	$ 5,336	$ 2,491